Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net [Abstract]
Property and equipment, net

5.Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2018	$26,935	$(4,510)	$22,425
- Additions in property and equipment	125	-	125
- Depreciation for the year	-	(473)	(473)
Balance, December 31, 2019	$27,060	$(4,983)	$22,077
- Additions in property and equipment	138	-	138
- Depreciation for the period	-	(511)	(511)
Balance, December 31, 2020	$27,198	$(5,494)	$21,704